Rule 497(c)

Registration Nos. 333-16615 and 811-07751

[CHAPMAN AND CUTLER LLP LETTERHEAD]

October 21, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Multistate Trust IV

                                                       (Registration Nos. 333-16615 and 811-07751)

Ladies and Gentlemen:

On behalf of Nuveen Multistate Trust IV (the “Registrant”) and its series, Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund, we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(c) filing with the Securities and Exchange Commission on September 30, 2011.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures